Note 12 - Borrowings - Federal Home Loan Bank Short-term Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Average balance outstanding	$ 16,793	$ 1,219
Maximum amount outstanding at any month-end during the period	60,000	45,000
Balance outstanding at end of period	$ 0	$ 45,000
Average interest rate during the period	4.53%	4.98%
Weighted average interest rate at end of period	0.00%	4.71%
Federal Reserve Bank Advances [Member]
Short-term debt, average balance outstanding	$ 0	$ 711
Short-term debt, maximum amount outstanding at any month- end during the period	0	7,000
Short-term debt, balance outstanding at end of period, balance outstanding at end of period	$ 0	$ 0
Short-term debt, average interest rate during the period	0.00%	4.78%
Short-term debt, weighted average interest rate at end of period	0.00%	0.00%